Federated Hermes Kaufmann Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—94.9%
		Communication Services—1.6%
315,000		Activision Blizzard, Inc.	$26,340,300
729,820	[1]	Playtika Holding Corp.	16,223,899
122,500	[1]	Take-Two Interactive Software, Inc.	21,243,950
1,260,000	[1]	ZoomInfo Technologies, Inc.	67,725,000
		TOTAL	131,533,149
		Consumer Discretionary—9.0%
229,500	[1]	Airbnb, Inc.	33,050,295
130,000	[1]	Alibaba Group Holding Ltd., ADR	25,374,700
23,000	[1]	Amazon.com, Inc.	76,534,570
300,000	[1]	Chegg, Inc.	26,589,000
10,900	[1]	Chipotle Mexican Grill, Inc.	20,311,496
150,000		Choice Hotels International, Inc.	17,985,000
125,000	[1,2]	Coupang LLC	4,540,000
300,000	[1,2]	DraftKings, Inc.	14,550,000
300,000	[1]	Etsy, Inc.	55,053,000
974,000	[1,3]	Fisker, Inc.	15,700,880
700,000	[1]	Floor & Decor Holdings, Inc.	85,407,000
50,000		Home Depot, Inc.	16,409,500
612,300	[1]	Las Vegas Sands Corp.	25,930,905
128,503	[1]	Lululemon Athletica, Inc.	51,423,045
35,000	[1]	Mercadolibre, Inc.	54,904,500
500,000		Moncler S.p.A	34,431,405
24,740,000		NagaCorp Ltd.	18,295,305
300,000	[1]	Planet Fitness, Inc.	22,569,000
30,000		Vail Resorts, Inc.	9,156,000
580,000		Wingstop, Inc.	99,359,800
455,000	[1]	YETI Holdings, Inc.	43,830,150
		TOTAL	751,405,551
		Consumer Staples—1.6%
19,600		Costco Wholesale Corp.	8,422,512
83,500		Estee Lauder Cos., Inc., Class A	27,874,805
155,222	[1]	Freshpet, Inc.	22,732,262
3,000,000	[1]	Oatly Group AB, ADR	53,250,000
573,623	[1,2]	The Duckhorn Portfolio, Inc.	12,602,497
630,000	[1]	Zevia PBC	8,385,300
		TOTAL	133,267,376
		Energy—1.1%
2,283,500	[2]	New Fortress Energy, Inc.	69,212,885
149,400		Pioneer Natural Resources, Inc.	21,718,278
		TOTAL	90,931,163
		Financials—8.1%
700,000	[2]	Apollo Global Management LLC	41,202,000
591,906		Artisan Partners Asset Management, Inc.	28,464,759
85,350		BlackRock, Inc.	74,012,959
275,000	[1,2,3]	Blue Owl Capital, Inc.	3,918,750
9,725,000	[1,4]	Blue Owl Capital, Inc.	126,186,164
100,000	[1,2]	Coinbase Global, Inc.	23,658,000

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1	[1,3,4]	FA Private Equity Fund IV LP	$303,462
4,650,000		FinecoBank Banca Fineco SPA	83,265,191
26,900		Goldman Sachs Group, Inc.	10,084,272
500,000	[1]	Hamilton Lane Alliance Holdings I, Inc.	4,850,000
745,000		Hamilton Lane, Inc.	69,285,000
369,894		Housing Development Finance Corp. Ltd.	12,195,288
1	[1,3,4]	Infrastructure Fund	0
1,200,000		KKR & Co., Inc., Class Common	76,512,000
11,300	[1]	Markel Corp.	13,629,721
75,000		MSCI, Inc., Class A	44,697,000
1,416,598		StepStone Group, Inc.	64,469,375
		TOTAL	676,733,941
		Health Care—33.6%
200,000		Abbott Laboratories	24,196,000
124,500	[1,3,4]	Adagio Therapeutics, Inc.	9,721,682
132,863	[1,2]	Agilon Health, Inc.	4,888,030
1,186,949	[1,2]	Akouos, Inc.	12,902,136
1,324,024	[1]	Albireo Pharma, Inc.	37,880,327
2,290,000	[1]	Alector, Inc.	55,040,150
335,000	[1]	Alnylam Pharmaceuticals, Inc.	59,944,900
1,266,686	[1]	Amphastar Pharmaceuticals, Inc.	26,537,072
1,000,000	[1]	Annexon, Inc.	21,060,000
1	[3,4]	Apollo Investment Fund V	85,932
1,657,004	[1,2]	Arcturus Therapeutics Holdings, Inc.	51,880,795
844,286	[1]	Argenx SE	257,196,786
894,854	[1,2]	Avidity Biosciences LLC	17,279,631
973,448	[1]	Avrobio, Inc.	7,164,577
2,631,567	[1,2]	Calithera Biosciences, Inc.	5,131,556
870,000	[1]	Catalent, Inc.	104,234,700
250,000	[1]	Century Therapeutics, Inc.	7,287,500
267,745	[1,4]	Century Therapeutics, Inc.	6,442,965
38,079,337	[1,4]	CeQur SA	10,735,737
314,099	[1,2]	Cerevel Therapeutics Holdings	7,739,399
861,000	[1,2]	ContraFect Corp.	3,547,320
3,984,020	[1]	Corcept Therapeutics, Inc.	82,748,095
232,000	[1]	CRISPR Therapeutics AG	28,076,640
490,000		Danaher Corp.	145,770,100
296,000	[1]	Dexcom, Inc.	152,590,960
7,000,000	[1,2]	Dynavax Technologies Corp.	65,380,000
132,031	[1,2]	Editas Medicine, Inc.	5,526,818
267,000	[1]	Edwards Lifesciences Corp.	29,976,090
121,800	[1]	Fate Therapeutics, Inc.	10,085,040
1,000,000	[1,2]	Frequency Therapeutics, Inc.	8,330,000
205,800	[1]	Frequency Therapeutics, Inc.	1,714,314
4,559,168	[1]	Gamida Cell Ltd.	23,525,307
140,000	[1]	Genmab A/S	63,151,784
576,734	[1]	Genmab A/S, ADR	25,987,634
450,000	[1,2]	Gossamer Bio, Inc.	3,537,000
679,512	[1,2]	Gracell Biotechnologies, Inc., ADR	8,446,334
320,970	[1,2]	Graphite Bio, Inc.	6,855,919
880,800	[1]	IDEAYA Biosciences, Inc.	21,579,600
59,300	[1]	IDEXX Laboratories, Inc.	40,236,829

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
400,000	[1,3]	Immatics N.V.	$4,884,000
340,600	[1,2]	Immatics N.V.	4,158,726
255,000	[1]	Insulet Corp.	71,320,950
182,976	[1]	Intellia Therapeutics, Inc.	25,955,146
24,900	[1]	Intuitive Surgical, Inc.	24,687,354
803,500	[1,2]	Kaleido Biosciences, Inc.	4,363,005
430,100	[1]	Karuna Therapeutics, Inc.	49,126,022
164,133	[1,4]	Laronde, Inc.	4,595,724
1	[1,3,4]	Latin Healthcare Fund	292,313
814,670	[1,2]	Legend Biotech Corp., ADR	35,055,250
251,277	[1,2]	Lyell Immunopharma, Inc.	3,643,516
1,250,000	[1,2]	Merus NV	21,500,000
5,200,000	[1]	Minerva Neurosciences, Inc.	9,568,000
415,000	[1]	Moderna, Inc.	146,744,000
781,736	[1,2]	Molecular Partners AG	16,017,935
106,943	[1]	Molecular Partners AG, ADR	2,181,637
50,000	[1]	Morphic Holding, Inc.	2,881,000
605,460	[1,4]	NeoGenomics, Inc.	23,278,400
530,000	[1]	Orchard Therapeutics PLC	1,521,100
1,056,396	[1]	Orchard Therapeutics PLC, ADR	3,031,856
3,000,000	[1]	Otonomy, Inc.	5,370,000
258,387	[1]	Privia Health Group, Inc.	10,723,060
200,000	[1]	Repligen Corp.	49,140,000
609,000	[1]	Rezolute, Inc.	6,784,260
1,226,441	[1]	Rhythm Pharmaceuticals, Inc.	21,205,165
330,000	[1,2]	Rubius Therapeutics, Inc.	7,091,700
220,000	[1]	Sarepta Therapeutics, Inc.	14,911,600
519,749	[1,2]	Scynexis, Inc.	3,622,651
5,546,109	[1,2]	Seres Therapeutics, Inc.	39,377,374
959,018	[1,4]	Soteira, Inc.	0
319,000	[1,2]	Stoke Therapeutics, Inc.	9,132,970
115,000		Stryker Corp.	31,158,100
361,975	[1]	Surgery Partners, Inc.	19,749,356
1,972,500	[1]	Talkspace, Inc.	11,637,750
673,200	[1]	Tandem Diabetes Care, Inc.	73,156,644
1,175,000	[1]	Translate Bio, Inc.	32,477,000
455,700	[1]	Turning Point Therapeutics, Inc.	29,082,774
1,680,000	[1]	Ultragenyx Pharmaceutical, Inc.	134,114,400
1,700,000	[1]	UniQure N.V.	49,317,000
600,000	[1]	Veeva Systems, Inc.	199,626,000
167,833	[1]	Verve Therapeutics, Inc.	9,974,315
840,000	[1]	Zai Lab Ltd., ADR	121,472,400
568,932	[1]	Zentalis Pharmaceuticals, LLC	30,272,872
		TOTAL	2,818,618,984
		Industrials—10.1%
1,515,400	[1]	Azek Co., Inc.	55,115,098
845,658	[1,2]	Azul S.A., ADR	18,968,109
440,000	[1]	Colfax Corp.	20,187,200
1,270,000	[1]	CoStar Group, Inc.	112,839,500
235,000	[1]	Generac Holdings, Inc.	98,549,600
619,700		HEICO Corp.	83,814,425
375,898		IHS Markit Ltd.	43,919,923

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
550,000	[1]	Ingersoll-Rand, Inc.	$26,878,500
1,000,338	[1]	Mercury Systems, Inc.	66,022,308
53,900		Roper Technologies, Inc.	26,483,226
473,300		Trane Technologies PLC	96,368,613
764,400	[1]	Trex Co., Inc.	74,223,240
400,000	[1]	Upwork, Inc.	20,716,000
35,745		Verisk Analytics, Inc.	6,789,405
700,000	[1]	XPO Logistics, Inc.	97,083,000
		TOTAL	847,958,147
		Information Technology—21.7%
37,600	[1]	Adobe, Inc.	23,373,288
1,165,000	[1]	Advanced Micro Devices, Inc.	123,711,350
214,000	[1]	Ansys, Inc.	78,850,440
260,000	[1]	Coupa Software, Inc.	56,420,000
100,000	[1]	DocuSign, Inc.	29,804,000
660,300	[1]	Envestnet, Inc.	49,674,369
200,000	[1]	Everbridge, Inc.	28,244,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
265,000		Fidelity National Information Services, Inc.	39,498,250
1,700,000	[1,2]	GDS Holdings Ltd., ADR	100,232,000
268,000	[1]	GoDaddy, Inc.	22,471,800
1,945,000	[1,4]	Ironsource, Ltd.	13,927,112
1,260,000		Marvell Technology, Inc.	76,242,600
1,785,000	[2]	McAfee Corp.	48,319,950
565,973	[1]	Medallia, Inc.	19,169,505
1,725,000	[1,2]	Nexi SpA	37,018,427
1,765,000	[1,2]	PagSeguro Digital Ltd.	97,851,600
2,920,000	[1]	Paysafe Ltd.	31,506,800
500,000	[1]	Q2 Holdings, Inc.	51,655,000
1,000,000	[1,2]	Qualtrics International, Inc.	41,730,000
1,185,000	[1,2]	Radware Ltd.	38,192,550
560,000	[1]	Rapid7, Inc.	63,700,000
100,000	[1]	Salesforce.com, Inc.	24,193,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
225,000	[1]	ServiceNow, Inc.	132,275,250
198,000	[1]	Shopify, Inc.	296,986,140
375,000	[1]	Splunk, Inc.	53,242,500
778,295	[1]	TaskUs, Inc.	23,699,083
175,500	[1]	Tyler Technologies, Inc.	86,458,320
242,000	[1,2]	Unity Software, Inc.	25,923,040
1,877,500	[1]	WM Technology, Inc.	25,627,875
360,000	[1]	Workday, Inc.	84,384,000
		TOTAL	1,824,382,249
		Materials—6.1%
1,650,000	[2,3]	Agnico Eagle Mines Ltd.	106,722,000
509,800		Ball Corp.	41,232,624
3,080,000		Barrick Gold Corp.	67,051,600
246,500		Eagle Materials, Inc.	34,835,380
1,500,000		Newmont Corp.	94,230,000
688,200	[1,2]	PureCycle Technologies, Inc.	10,192,242
250,000		Scotts Miracle-Gro Co.	44,240,000

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
387,861		Sherwin-Williams Co.	$112,879,187
		TOTAL	511,383,033
		Real Estate—1.8%
745,900		Americold Realty Trust	28,978,215
180,000		Crown Castle International Corp.	34,756,200
800,000		MGM Growth Properties LLC	30,240,000
32,500		ProLogis, Inc.	4,161,300
270,000	[1]	Ryman Hospitality Properties	20,709,000
500,000		STAG Industrial, Inc.	20,660,000
65,000		Sun Communities, Inc.	12,747,150
		TOTAL	152,251,865
		Utilities—0.2%
200,000		NextEra Energy, Inc.	15,580,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,055,796,607)	7,954,045,458
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.2%
		Financials—0.0%
333,333	[1]	Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	293,333
		Health Care—0.2%
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	337,840
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	332,392
3,445,000	[1]	ContraFect Corp., Warrants 7/20/2022	20,326
377,500	[1]	Dynavax Technologies Corp., Warrants 2/12/2022	1,929,251
170,300	[1]	Immatics N.V., Warrants	647,140
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	2,130,624
853,000	[1]	Scynexis, Inc., Warrants 12/21/2021	852,403
101,700	[1]	Scynexis, Inc., Warrants 3/8/2023	81,838
853,000	[1]	Scynexis, Inc., Warrants 5/21/2024	2,670,402
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	11,890,820
		TOTAL	20,893,036
		TOTAL WARRANTS (IDENTIFIED COST $11,442,601)	21,186,369
		INVESTMENT COMPANIES—7.8%
54,867,525		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	54,867,525
599,898,193		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	600,138,152
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $654,954,626)	655,005,677
		TOTAL INVESTMENT IN SECURITIES—102.9% (IDENTIFIED COST $4,727,193,835)	8,630,237,504
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[6]	(245,327,907)
		TOTAL NET ASSETS—100%	$8,384,909,597

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 7/31/2021	Shares Held as of 7/31/2021	Dividend Income*
Financials:
Hamilton Lane Alliance Holdings I, Inc.	$—	$10,074,174	$(4,844,975)	$(33,075)	$(346,124)	$4,850,000	500,000	$—
Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	$—	$241,225	$—	$52,108	$—	$293,333	333,333	$—
StepStone Group, Inc.	$—	$41,789,641	$—	$22,679,734	$—	$64,469,375	1,416,598	$99,162
Health Care:
Akouos, Inc.	$21,966,938	$758,957	$—	$(9,823,759)	$—	$12,902,136	1,186,949	$—
Albireo Pharma, Inc.	$44,395,452	$—	$(3,107,472)	$(3,208,085)	$(199,568)	$37,880,327	1,324,024	$—
Alector, Inc.	$14,115,000	$12,457,851	$(1,973,856)	$29,628,120	$813,035	$55,040,150	2,290,000	$—
Amphastar Pharmaceuticals, Inc.	$24,814,379	$—	$—	$1,722,693	$—	$26,537,072	1,266,686	$—
Annexon, Inc.	$9,406,120	$15,545,934	$—	$(3,892,054)	$—	$21,060,000	1,000,000	$—
Arcturus Therapeutics Holdings, Inc.	$29,744,000	$86,652,651	$(16,421,877)	$(37,828,208)	$(10,265,771)	$51,880,795	1,657,004	$—
Avidity Biosciences LLC	$16,804,035	$5,403,984	$—	$(4,928,388)	$—	$17,279,631	894,854	$—
Avrobio, Inc.	$5,487,804	$10,458,700	$(4,302,777)	$(1,645,466)	$(2,833,684)	$7,164,577	973,448	$—
Calithera Biosciences, Inc.	$11,982,900	$—	$(2,388,368)	$(850,318)	$(3,612,658)	$5,131,556	2,631,567	$—
ContraFect Corp.	$—	$4,305,000	$—	$(757,680)	$—	$3,547,320	861,000	$—
ContraFect Corp., Warrants 7/20/2022	$274,567	$—	$—	$(254,241)	$—	$20,326	3,445,000	$—
Dynavax Technologies Corp.	$22,193,500	$8,284,754	$—	$34,901,746	$—	$65,380,000	7,000,000	$—
Dynavax Technologies Corp., Warrants 2/12/2022	$699,017	$—	$—	$1,230,234	$—	$1,929,251	377,500	$—
Frequency Therapeutics, Inc.	$16,847,600	$8,523,592	$(14,742,772)	$(6,561,562)	$4,263,142	$8,330,000	1,000,000	$—
Frequency Therapeutics, Inc.	$4,502,904	$—	$—	$(2,788,590)	$—	$1,714,314	205,800	$—
Gamida Cell Ltd.	$15,120,381	$15,250,130	$(4,064,008)	$(3,416,057)	$634,861	$23,525,307	4,559,168	$—
IDEAYA Biosciences, Inc.	$4,872,868	$8,141,685	$—	$8,565,047	$—	$21,579,600	880,800	$—
Merus NV	$16,545,288	$—	$(2,627,212)	$6,886,007	$695,917	$21,500,000	1,250,000	$—
Minerva Neurosciences, Inc.	$16,692,000	$—	$—	$(7,124,000)	$—	$9,568,000	5,200,000	$—
Molecular Partners AG	$17,105,796	$—	$—	$(1,087,861)	$—	$16,017,935	781,736	$—
Molecular Partners AG, ADR	$—	$2,272,539	$—	$(90,902)	$—	$2,181,637	106,943	$—
Otonomy, Inc.	$7,518,000	$5,005,022	$—	$(7,153,022)	$—	$5,370,000	3,000,000	$—
Rezolute, Inc.	$12,003,840	$—	$—	$(5,219,580)	$—	$6,784,260	609,000	$—
Rezolute, Inc., Warrants 10/8/2027	$3,621,289	$—	$—	$(1,490,665)	$—	$2,130,624	200,970	$—
Rhythm Pharmaceuticals, Inc.	$21,457,912	$6,576,000	$(190,559)	$(6,625,005)	$(13,183)	$21,205,165	1,226,441	$—
Scynexis, Inc.	$2,271,303	$—	$—	$1,351,348	$—	$3,622,651	519,749	$—
Scynexis, Inc., Warrants 12/21/2021	$—	$—	$—	$ 852,403	$—	$ 852,403	853,000	$—
Scynexis, Inc., Warrants 3/8/2023	$ 35,290	$—	$—	$ 46,548	$—	$ 81,838	101,700	$—
Scynexis, Inc., Warrants 5/21/2024	$—	$—	$—	$ 2,670,402	$—	$ 2,670,402	853,000	$—
Scynexis, Inc., Warrants 1/1/2099	$—	$ 10,660,794	$—	$ 1,230,026	$—	$ 11,890,820	1,706,000	$—
Seres Therapeutics, Inc.	$58,847,900	$26,140,891	$(3,054,086)	$(42,383,105)	$(174,226)	$39,377,374	5,546,109	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
Talkspace, Inc.	$—	$19,725,000	$—	$(8,087,250)	$—	$11,637,750	1,972,500	$—
Translate Bio, Inc.	$12,830,000	$4,650,919	$(3,244,580)	$17,395,005	$845,656	$32,477,000	1,175,000	$—
Ultragenyx Pharmaceutical, Inc.	$196,527,750	$—	$(38,197,693)	$(44,620,650)	$20,404,993	$134,114,400	1,680,000	$—
UniQure N.V.	$75,604,100	$9,087,320	$(14,523,922)	$(15,558,097)	$(5,292,401)	$49,317,000	1,700,000	$—
Information Technology:
TaskUs, Inc.	$—	$19,391,536	$—	$4,307,547	$—	$23,699,083	778,295	$—
WM Technology, Inc.	$—	$18,775,000	$—	$6,852,875	$—	$25,627,875	1,877,500	$—
Affiliated issuers no longer in the portfolio at period end	$2,885,275	$—	$(9,192,669)	$461,152	$5,846,242	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$687,173,208	$350,173,299	$(122,876,826)	$(74,594,625)	$10,766,231	$850,641,287	65,900,692	$99,162

*	A portion of the amount shown may have been recorded when the Fund did not have ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$90,016,791	$1,784,982,948	$1,874,999,739
Purchases at Cost	$890,599,532	$2,192,000,807	$3,082,600,339
Proceeds from Sales	$(925,748,798)	$(3,376,704,119)	$(4,302,452,917)
Change in Unrealized Appreciation/Depreciation	N/A	$(589,282)	$(589,282)
Net Realized Gain/(Loss)	N/A	$447,798	$447,798
Value as of 7/31/2021	$54,867,525	$600,138,152	$655,005,677
Shares Held as of 7/31/2021	54,867,525	599,898,193	654,765,718
Dividend Income	$13,834	$649,120	$662,954

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$239,137,046	$248,210,224

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2021, these restricted securities amounted to $141,629,019, which represented 1.7% of total net assets.

Additional information on restricted securities held at July 31, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Adagio Therapeutics, Inc.	4/16/2021	$9,721,682	$9,721,682
Agnico Eagle Mines Ltd.	12/26/2018	$75,853,911	$106,722,000
Apollo Investment Fund V	5/18/2001	$0	$85,932
Blue Owl Capital, Inc.	5/24/2021	$275,000	$3,918,750
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$303,462
Fisker, Inc.	10/29/2020	$9,740,000	$15,700,880
Immatics N.V.	6/30/2020	$4,000,000	$4,884,000
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$292,313
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,969,233,827*	$—	$184,833,754	$6,154,067,581
International	1,267,670,019	521,572,121	10,735,737	1,799,977,877
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Warrants	940,473	20,245,896**	—	21,186,369
Investment Companies	655,005,677	—	—	655,005,677
TOTAL SECURITIES	$7,892,849,996	$541,818,017	$195,569,491	$8,630,237,504

*
Includes $19,921,458 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

**
Includes $3,621,289 transferred from Level 3 to Level 2 because fair values were determined using valuation techniques utilizing observable market data. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt